Cash Flow - Non-Cash Changes Arising from Financing Activities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Grant received	£ 494	£ 139	£ 228
Government grants	(2,935)	(642)	(503)
Grant received
Disclosure of classes of share capital [line items]
Beginning of the year	(437)	59	331
Grant received	494	139	228
Government grants	(2,935)	(642)	(503)
Non-cash foreign exchange	1	7	3
Non-cash other	0	0	0
End of the year	£ (2,877)	£ (437)	£ 59